Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
In accordance with disclosure requirements under the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following information describes the relationship between compensation actually paid to our NEOs and certain financial performance of the Company. For additional information regarding the alignment of our compensation programs with the Company’s performance, refer our “Compensation Discussion & Analysis”.
The table below summarizes Summary Compensation Table (“SCT”) total compensation reported for, and Compensation Actually Paid (“CAP”, as defined by the SEC) to, our CEO and, on average, our other NEOs.
Year	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)(2)(3)	Avg Summary Compensation Table Total for Non-CEO NEOs(1)(2)	Average Compensation Actually Paid to Non-CEO NEOs(1)(2)(3)	Value of Initial Fixed $100 Investment Based on:(4)		Net Income (Loss) (Millions USD)	Adjusted EBITDA(5) (Millions USD)
					Company TSR	Peer Group TSR
2023	$17,327,154	$14,595,591	$3,609,177	$3,117,256	$87	$180	$38	$845
2022	$11,882,248	$4,464,658	$2,357,617	$1,393,365	$87	$138	($242)	$700
2021	$10,616,003	$12,396,926	$2,112,689	$2,368,441	$129	$152	$197	$795
2020	$10,536,432	$4,949,534	$2,943,844	$1,819,391	$108	$120	($31)	$593
(1)
James K. Kamsickas, Chairman of the Board and CEO, was our principal executive officer (“PEO”) during the period covered by the table. The individuals comprising the non-CEO NEOs for each fiscal year presented are listed below.

2020	2021	2022	2023
Jonathan M. Collins	Jonathan M. Collins	Timothy R. Kraus	Timothy R. Kraus
Aziz S. Aghili	Timothy R. Kraus	Aziz S. Aghili	Aziz S. Aghili
Robert D. Pyle	Aziz S. Aghili	Byron S. Foster	Byron S. Foster
Douglas H. Liedberg	Douglas H. Liedberg	Douglas H. Liedberg	Douglas H. Liedberg
Antonio Valencia
(2)
These columns reflect Compensation Actually Paid (CAP) calculated in accordance with Item 402(v) of Regulation S-K. CAP does not necessarily reflect compensation actually earned, realized, or received. The amounts reflect the Summary Compensation Table totals with certain adjustments as described below.

(3)
CAP reflects the deduction and addition of certain amounts for the CEO and the Non-CEO NEOs as set forth below. Amounts in the columns titled Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table are the totals from the Stock Awards column shown in the applicable Summary Compensation Table. Amounts in the columns titled Additions to Summary Compensation Table include the net addition of the following: (i) the year end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of fiscal year end compared to prior year end fair value for unvested and outstanding awards granted in prior fiscal years; and (iii) the change in fair value as of vesting date compared to prior year end fair value for vested awards granted in prior years.

Year	Summary Compensation Table Total for CEO	Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table	Additions to Summary Compensation Table	Compensation Actually Paid to CEO
2023	$17,327,154	($11,958,807)	$9,227,244	$14,595,591
2022	$11,882,248	($9,139,212)	$1,721,622	$4,464,658
2021	$10,616,003	($8,478,178)	$10,259,101	$12,396,926
2020	$10,536,432	($8,282,900)	$2,696,002	$4,949,534
Year	Summary Compensation Table Total for Non-CEO NEOs	Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table	Additions to Summary Compensation Table	Compensation Actually Paid to Non-CEO NEOs
2023	$3,609,177	($1,889,546)	$1,397,625	$3,117,256
2022	$2,357,617	($1,491,462)	$527,210	$1,393,365
2021	$2,112,689	($1,341,617)	$1,597,369	$2,368,441
2020	$2,943,844	($1,681,355)	$556,902	$1,819,391
The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Value of Awards Granted During Covered Fiscal Year for CEO	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total for CEO
2023	$9,453,700	($1,341,376)	$1,114,920	$9,227,244
2022	$6,279,348	($4,196,181)	($361,545)	$1,721,622
2021	$7,280,424	$2,411,826	$566,851	$10,259,101
2020	$4,396,119	($1,939,322)	$239,205	$2,696,002
Year	Year End Value of Awards Granted During Covered Fiscal Year for Non-CEO NEOs	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total for Non-CEO NEOs
2023	$1,492,741	($185,415)	$90,299	$1,397,625
2022	$1,032,045	($441,736)	($63,099)	$527,210
2021	$1,166,629	$352,447	$78,293	$1,597,369
2020	$903,781	($393,554)	$46,675	$556,902
(4)
The peer groups used to calculate Peer Group TSR are our compensation peer group as disclosed in the CD&A section of this proxy statement, our 2023 proxy statement, our 2022 proxy statement and our 2021 proxy statement. TSR is based on the value of an initial fixed investment of $100 invested (with reinvestment of dividends) in the Company and in the peer group companies for the period starting December 31, 2019 through the end of the listed year, weighted by market capitalization in each applicable year.

(5)
We determined Adjusted EBITDA to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our CEO and non-CEO NEOs in 2023. Adjusted EBITDA is defined as net income (loss) before interest, income taxes, depreciation, amortization, equity grant expense, restructuring expense, nonservice cost components of pension and other postretirement benefits costs and other adjustments not related to our core operations (gain/loss on debt extinguishment, pension settlements, divestitures, impairment, etc.).

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
James K. Kamsickas, Chairman of the Board and CEO, was our principal executive officer (“PEO”) during the period covered by the table. The individuals comprising the non-CEO NEOs for each fiscal year presented are listed below.

2020	2021	2022	2023
Jonathan M. Collins	Jonathan M. Collins	Timothy R. Kraus	Timothy R. Kraus
Aziz S. Aghili	Timothy R. Kraus	Aziz S. Aghili	Aziz S. Aghili
Robert D. Pyle	Aziz S. Aghili	Byron S. Foster	Byron S. Foster
Douglas H. Liedberg	Douglas H. Liedberg	Douglas H. Liedberg	Douglas H. Liedberg
Antonio Valencia

Peer Group Issuers, Footnote
(4)
The peer groups used to calculate Peer Group TSR are our compensation peer group as disclosed in the CD&A section of this proxy statement, our 2023 proxy statement, our 2022 proxy statement and our 2021 proxy statement. TSR is based on the value of an initial fixed investment of $100 invested (with reinvestment of dividends) in the Company and in the peer group companies for the period starting December 31, 2019 through the end of the listed year, weighted by market capitalization in each applicable year.

PEO Total Compensation Amount	$ 17,327,154	$ 11,882,248	$ 10,616,003	$ 10,536,432
PEO Actually Paid Compensation Amount	$ 14,595,591	4,464,658	12,396,926	4,949,534
Adjustment To PEO Compensation, Footnote
(3)
CAP reflects the deduction and addition of certain amounts for the CEO and the Non-CEO NEOs as set forth below. Amounts in the columns titled Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table are the totals from the Stock Awards column shown in the applicable Summary Compensation Table. Amounts in the columns titled Additions to Summary Compensation Table include the net addition of the following: (i) the year end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of fiscal year end compared to prior year end fair value for unvested and outstanding awards granted in prior fiscal years; and (iii) the change in fair value as of vesting date compared to prior year end fair value for vested awards granted in prior years.

Year	Summary Compensation Table Total for CEO	Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table	Additions to Summary Compensation Table	Compensation Actually Paid to CEO
2023	$17,327,154	($11,958,807)	$9,227,244	$14,595,591
2022	$11,882,248	($9,139,212)	$1,721,622	$4,464,658
2021	$10,616,003	($8,478,178)	$10,259,101	$12,396,926
2020	$10,536,432	($8,282,900)	$2,696,002	$4,949,534
The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Value of Awards Granted During Covered Fiscal Year for CEO	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total for CEO
2023	$9,453,700	($1,341,376)	$1,114,920	$9,227,244
2022	$6,279,348	($4,196,181)	($361,545)	$1,721,622
2021	$7,280,424	$2,411,826	$566,851	$10,259,101
2020	$4,396,119	($1,939,322)	$239,205	$2,696,002

Non-PEO NEO Average Total Compensation Amount	$ 3,609,177	2,357,617	2,112,689	2,943,844
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,117,256	1,393,365	2,368,441	1,819,391
Adjustment to Non-PEO NEO Compensation Footnote
(3)
CAP reflects the deduction and addition of certain amounts for the CEO and the Non-CEO NEOs as set forth below. Amounts in the columns titled Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table are the totals from the Stock Awards column shown in the applicable Summary Compensation Table. Amounts in the columns titled Additions to Summary Compensation Table include the net addition of the following: (i) the year end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the change in fair value as of fiscal year end compared to prior year end fair value for unvested and outstanding awards granted in prior fiscal years; and (iii) the change in fair value as of vesting date compared to prior year end fair value for vested awards granted in prior years.

Year	Summary Compensation Table Total for Non-CEO NEOs	Deduction of Grant Date Fair Value of Stock Awards from Summary Compensation Table	Additions to Summary Compensation Table	Compensation Actually Paid to Non-CEO NEOs
2023	$3,609,177	($1,889,546)	$1,397,625	$3,117,256
2022	$2,357,617	($1,491,462)	$527,210	$1,393,365
2021	$2,112,689	($1,341,617)	$1,597,369	$2,368,441
2020	$2,943,844	($1,681,355)	$556,902	$1,819,391
The amounts deducted or added in calculating the equity award adjustments are as follows:
Year	Year End Value of Awards Granted During Covered Fiscal Year for Non-CEO NEOs	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	Total for Non-CEO NEOs
2023	$1,492,741	($185,415)	$90,299	$1,397,625
2022	$1,032,045	($441,736)	($63,099)	$527,210
2021	$1,166,629	$352,447	$78,293	$1,597,369
2020	$903,781	($393,554)	$46,675	$556,902

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart depicts the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and TSR for the Company and our TSR peer group.

Compensation Actually Paid vs. Net Income
Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and our net income (loss).

Compensation Actually Paid vs. Company Selected Measure
Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Adjusted EBITDA
The following chart sets forth the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and our Adjusted EBITDA.

Total Shareholder Return Vs Peer Group
Relationship Between CEO and Non-CEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart depicts the relationship between Compensation Actually Paid to our CEO, the average of Compensation Actually Paid to our Non-CEO NEOs, and TSR for the Company and our TSR peer group.

Tabular List, Table
2023 Performance Measures
The measures listed below represent the most important metrics we used to link executive pay to company performance for 2023 as described in our CD&A within the sections titled “Annual Performance-Based Cash Incentive” and “Long-Term Incentive Program”.
Most Important Performance Measures
Adjusted EBITDA
Adjusted EBITDA Margin
Adjusted Free Cash Flow
Net Electrification Sales
Relative TSR

Total Shareholder Return Amount	$ 87	87	129	108
Peer Group Total Shareholder Return Amount	180	138	152	120
Net Income (Loss)	$ 38,000,000	$ (242,000,000)	$ 197,000,000	$ (31,000,000)
Company Selected Measure Amount	845,000,000	700,000,000	795,000,000	593,000,000
PEO Name	James K. Kamsickas	James K. Kamsickas	James K. Kamsickas	James K. Kamsickas
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Net Electrification Sales
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Grant Date Fair Value of Stock Awards from Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,958,807)	$ (9,139,212)	$ (8,478,178)	$ (8,282,900)
PEO | Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,227,244	1,721,622	10,259,101	2,696,002
PEO | Year End Value of Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,453,700	6,279,348	7,280,424	4,396,119
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,341,376)	(4,196,181)	2,411,826	(1,939,322)
PEO | Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,114,920	(361,545)	566,851	239,205
Non-PEO NEO | Grant Date Fair Value of Stock Awards from Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,889,546)	(1,491,462)	(1,341,617)	(1,681,355)
Non-PEO NEO | Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,397,625	527,210	1,597,369	556,902
Non-PEO NEO | Year End Value of Awards Granted During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,492,741	1,032,045	1,166,629	903,781
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(185,415)	(441,736)	352,447	(393,554)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 90,299	$ (63,099)	$ 78,293	$ 46,675